OTHER NON- CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
OTHER NON- CURRENT ASSETS
OTHER NON- CURRENT ASSETS

13.   OTHER NON- CURRENT ASSETS

As of December 31, 2020 and 2021, other non-current assets included prepayment for acquisition of datacenters and purchase of property and equipment amounting to RMB1,277,027 and RMB1,704,221 (US$267,429), which consist of 85% and 87% of other non-current assets, respectively.